Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of Analysis of Activity of Related-Party Loans

The following is an analysis of activity of related-party loans for the years ended December 31:

(Dollars in thousands)	2014	2013

Balance at beginning of year	$5,092	$6,218
New loans and advances	72	315
Repayments, including loans sold	747	1,441

Balance at end of year	$4,417	$5,092